SUPPLEMENTAL CASH FLOW DISCLOSURES (FY)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES
4.   SUPPLEMENTAL CASH FLOW DISCLOSURES

	Year Ended December 31,
	2017	2016	2015
In thousands
Interest paid during the year	$75,317	$30,211	$19,372
Income taxes paid during the year, net of amount refunded	$89,379	$121,563	$147,958
Business acquisitions:
Fair value of assets acquired	452,209	3,118,420	156,020
Liabilities assumed	207,788	1,453,382	20,789
Non-controlling interest (acquired) assumed	(761,786)	760,343	—
Stock and cash paid	1,006,207	904,695	135,231
Less: Cash acquired	35,408	186,903	5,681
Stock used for acquisition	25,500	534,679	—
Net cash paid	$945,299	$183,113	$129,550